Note 14 - Employee Incentive Schemes - Schedule of Activity for Options Exercised (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Proceeds received	$ 75,125	$ 0
Share-based Payment Arrangement, Option [Member]
Shares exercised and issued (in shares)	216,650	40,000
Exercised (in AUD per share)	$ 0.35	$ 0.00
Proceeds received	$ 75,125	$ 0